Earnings per shares (Details) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 EUR (€) € / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 EUR (€) € / shares shares	Mar. 31, 2024 EUR (€) € / shares shares
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share | shares		24,033		26,149	27,056
Effect of dilutive potential shares: Employee share schemes | shares		0		0	95
Weighted average number of shares for diluted earnings per share | shares		24,033		26,149	27,151
Profit earnings for basic and diluted earnings per share
(Loss)/profit for earnings per share from continuing operations attributable to owners | €		€ (289)		€ (4,147)	€ 1,205
Loss for earnings per share from discontinued operations attributable to owners | €		(108)		(22)	(65)
(Loss)/profit for basic and diluted earnings per share | €		€ (397)		€ (4,169)	€ 1,140
Basic earnings per share
Basic (loss)/earnings per share from continuing operations | (per share)	$ (0.012)	€ (0.012)	$ (0.1586)	€ (0.1586)	€ 0.0445
Basic loss per share from discontinued operations | € / shares		(0.0045)		(0.0008)	(0.0024)
Basic (loss)/earnings per share | (per share)	(0.0165)	(0.0165)	(0.1594)	(0.1594)	0.0421
Diluted earnings per share
Diluted (loss)/earnings per share from continuing operations | (per share)	(0.012)	(0.012)	(0.1586)	(0.1586)	0.0444
Diluted loss per share from discontinued operations | € / shares		(0.0045)		(0.0008)	(0.0024)
Diluted (loss)/earnings per share | (per share)	$ (0.0165)	€ (0.0165)	$ (0.1594)	€ (0.1594)	€ 0.042